Inventories (Details) - Schedule of inventories - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Inventories [Abstract]
Finished goods	$ 207,645	$ 466,449	$ 20,328
Work-in-progress	266,488	390,588	665,082
Supplies and packing materials	12,823	13,878
Less: Allowance for obsolete inventory	(173,426)	(390,563)
Total, net	$ 313,530	$ 480,352	$ 685,410